Average Annual Total Returns{- Fidelity® Extended Market Index Fund} - 02.28 Fidelity Index Funds Combo PRO-13 - Fidelity® Extended Market Index Fund	Fidelity Extended Market Index Fund Return Before Taxes Past 1 year	Fidelity Extended Market Index Fund Return Before Taxes Past 5 years	Fidelity Extended Market Index Fund Return Before Taxes Past 10 years	Fidelity Extended Market Index Fund After Taxes on Distributions Past 1 year	Fidelity Extended Market Index Fund After Taxes on Distributions Past 5 years	Fidelity Extended Market Index Fund After Taxes on Distributions Past 10 years	Fidelity Extended Market Index Fund After Taxes on Distributions and Sales Past 1 year	Fidelity Extended Market Index Fund After Taxes on Distributions and Sales Past 5 years	Fidelity Extended Market Index Fund After Taxes on Distributions and Sales Past 10 years	WA008 Past 1 year	WA008 Past 5 years	WA008 Past 10 years
Total	12.41%	15.30%	14.93%	10.47%	13.83%	13.55%	8.64%	11.94%	12.10%	12.35%	15.20%	14.79%